FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2025
Fair Value Measurement [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS	FAIR VALUE OF FINANCIAL INSTRUMENTS
The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2025:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$613	$613
Accounts and other receivable, net (current and non-current)	—	—	3,234	3,234
Financial assets (current and non-current) (1)	12	98	180	290
Total	$12	$98	$4,027	$4,137
Financial liabilities
Accounts payable and other (current and non-current) (1) (2)	$11	$31	$2,169	$2,211
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	7,940	7,940
Exchangeable and class B shares (3)	—	—	1,815	1,815
Total	$11	$31	$11,924	$11,966
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(1)FVOCI includes derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging activities in Note 3(a) below.
(2)Includes derivative liabilities and excludes liabilities associated with assets held for sale, provisions, deferred revenue, work in progress, post-employment benefits and other liabilities of $770 million.
(3)Class C shares are also classified as financial liabilities due to their cash redemption feature, however, these shares meet certain qualifying criteria and are therefore presented as equity instruments in accordance with IAS 32. See Note 18 for additional information.
Included in cash and cash equivalents as at June 30, 2025 is $234 million of cash (December 31, 2024: $340 million) and $379 million of cash equivalents (December 31, 2024: $668 million).
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2024:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,008	$1,008
Accounts and other receivable, net (current and non-current)	—	—	3,229	3,229
Financial assets (current and non-current) (1)	11	184	158	353
Total	$11	$184	$4,395	$4,590
Financial liabilities
Accounts payable and other (current and non-current) (1) (2)	$—	$55	$3,641	$3,696
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	8,490	8,490
Exchangeable and class B shares (3)	—	—	1,709	1,709
Total	$—	$55	$13,840	$13,895
____________________________________
(1)FVOCI includes derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging activities in Note 3(a) below.
(2)Includes derivative liabilities and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and other liabilities of $1,580 million.
(3)Class C shares are also classified as financial liabilities due to their cash redemption feature, however, these shares meet certain qualifying criteria and are therefore presented as equity instruments in accordance with IAS 32. See Note 18 for additional information.
(a)Hedging activities
Derivative instruments not designated in a hedging relationship are classified as FVTPL, with changes in fair value recognized in the unaudited interim condensed consolidated statements of operating results.
Net investment hedges
The company uses foreign exchange derivative contracts to manage foreign currency exposures arising from net investments in foreign operations. For the three and six month period ended June 30, 2025, a pre-tax net loss of $18 million and $40 million (June 30, 2024: pre-tax net gain of $56 million and $65 million, respectively), was recorded in other comprehensive income for the effective portion of hedges of net investments in foreign operations. As at June 30, 2025, there was a derivative asset balance of $63 million (December 31, 2024: $104 million) and derivative liability balance of $13 million (December 31, 2024: $36 million) relating to derivative contracts designated as net investment hedges.
Cash flow hedges
The company uses foreign exchange contracts and option contracts to hedge highly probable future transactions and interest rate contracts to hedge the cash flows on its floating rate borrowings. For the three and six month period ended June 30, 2025, a pre-tax net loss of $11 million and $31 million (June 30, 2024: pre-tax net gain of $31 million and $81 million, respectively) was recorded in other comprehensive income for the effective portion of cash flow hedges. As at June 30, 2025, there was an unrealized derivative asset balance of $35 million (December 31, 2024: $80 million) and a derivative liability balance of $18 million (December 31, 2024: $19 million) relating to the derivative contracts designated as cash flow hedges.
(b)Fair value hierarchical levels – financial instruments
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at June 30, 2025 and December 31, 2024:

	June 30, 2025		December 31, 2024
(US$ MILLIONS)	Level 1	Level 2	Level 1	Level 2
Financial assets
Derivative assets	$—	$98	$—	$184
Other financial assets	12	—	11	—
	$12	$98	$11	$184
Financial liabilities
Derivative liabilities	$—	$42	$—	$55
	$—	$42	$—	$55
There were no financial instruments with significant level 3 inputs as at June 30, 2025 and December 31, 2024.
There were no transfers between levels during the six months ended June 30, 2025.